Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Omnibus 2020 Equity Incentive Plan Common Stock, par value $0.01 per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	15.68
Maximum Aggregate Offering Price	$ 28,224,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,897.74
Offering Note	(1) This Registration Statement registers the offer and sale of an aggregate of 1,800,000 shares of common stock of Delcath Systems, Inc. (the "Registrant"), par value $0.01, (the "Common Stock") issuable under the Registrant's 2020 Equity Incentive Plan, as amended. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of our outstanding Common Stock. (3) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and the aggregate offering price are based on (a) the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on August 7, 2026.